UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

January 31, 2018

MFS® Multimarket Income Trust

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 118.8%
Aerospace - 1.2%
Dae Funding LLC, 5%, 8/01/2024 (n)		$1,235,000	$1,225,738
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)		290,000	286,160
KLX, Inc., 5.875%, 12/01/2022 (n)		1,160,000	1,207,850
Leonardo S.p.A., 1.5%, 6/07/2024	EUR	500,000	616,677
Lockheed Martin Corp., 3.55%, 1/15/2026		$406,000	414,251
TransDigm, Inc., 6%, 7/15/2022		245,000	251,431
TransDigm, Inc., 6.5%, 7/15/2024		800,000	823,000
TransDigm, Inc., 6.375%, 6/15/2026		555,000	569,569

			$5,394,676
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	425,000	$536,530

Apparel Manufacturers - 0.2%
Coach, Inc., 4.125%, 7/15/2027		$673,000	$668,337

Asset-Backed & Securitized - 2.7%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.166% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040 (z)		$1,534,307	$1,364,447
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.709% (U.S. LIBOR-1mo. + 1.15%), 3/15/2028 (n)		932,665	936,416
Crest Ltd., CDO, 7% (0.001% cash or 7% PIK), 1/28/2040 (a)(p)		3,424,498	381,147
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.821% (U.S. LIBOR-3mo. + 1.1%), 7/15/2025 (n)		1,230,039	1,230,725
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 3.871% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)		260,616	262,391
First Union-Lehman Brothers Bank of America, 1.142%, 11/18/2035 (i)		1,000,767	17,553
HarbourView CLO VII Ltd., “B1R”, FLR, 3.085% (U.S. LIBOR-3mo. + 1.65%), 11/18/2026 (n)		2,500,000	2,497,950
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.04%, 6/15/2049		706,534	716,524
Lehman Brothers Commercial Conduit Mortgage Trust, 1.121%, 2/18/2030 (i)		86,100	1
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.251% (U.S. LIBOR-3mo. + 1.53%), 10/15/2027 (n)		2,500,000	2,521,852
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)		1,042,755	7,286
Octagon Investment Partners XV, Ltd., CLO, FLR, 3.195% (U.S. LIBOR-3mo. + 1.45%), 10/25/2025 (n)		2,423,375	2,424,529

			$12,360,821
Automotive - 1.9%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,715,000	$1,732,150
Ferrari N.V., 1.5%, 3/16/2023	EUR	800,000	1,009,877
General Motors Financial Co., Inc., 3.45%, 4/10/2022		$486,000	487,691
General Motors Financial Co., Inc., 4.35%, 1/17/2027		195,000	198,380
IHO Verwaltungs GmbH, 4.75% (4.75% cash or 5.5% PIK), 9/15/2026 (n)(p)		970,000	979,700
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	600,000	883,516
Lear Corp., 5.25%, 1/15/2025		$721,000	765,001
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	330,000	406,953
Volkswagen Leasing GmbH, 1.375%, 1/20/2025	EUR	550,000	690,698
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$727,000	748,810
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		592,000	609,760

			$8,512,536
Banks & Diversified Financials (Covered Bonds) - 0.3%
BPER Banca S.p.A., 5.125% to 5/31/2022, FLR to 5/31/2027	EUR	600,000	$785,655
CaixaBank S.A., 2.75%, 7/14/2028	EUR	300,000	388,501

			$1,174,156
Broadcasting - 2.0%
Liberty Media Corp. – Liberty Formula One, 8.5%, 7/15/2029		$1,280,000	$1,427,200
Liberty Media Corp. – Liberty Formula One, 8.25%, 2/01/2030		50,000	54,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Broadcasting - continued
Match Group, Inc., 6.375%, 6/01/2024		$1,060,000	$1,146,125
Meredith Corp., 6.875%, 2/01/2026 (n)		555,000	568,181
Netflix, Inc., 5.875%, 2/15/2025		1,465,000	1,567,960
Netflix, Inc., 4.375%, 11/15/2026		480,000	469,051
Netflix, Inc., 3.625%, 5/15/2027	EUR	365,000	456,628
Netflix, Inc., 4.875%, 4/15/2028 (n)		$280,000	277,900
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	740,000	967,734
Sinclair Television Group Co., 5.125%, 2/15/2027 (n)		$915,000	908,138
WMG Acquisition Corp., 5%, 8/01/2023 (n)		250,000	256,250
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		935,000	953,700

			$9,053,742
Brokerage & Asset Managers - 0.3%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$335,000	$329,173
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		274,000	275,205
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	463,486
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		469,000	465,103

			$1,532,967
Building - 3.4%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,140,000	$1,202,700
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		705,000	701,475
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		835,000	887,188
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	214,307
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,150,000	1,167,250
HD Supply, Inc., 5.75%, 4/15/2024 (n)		1,070,000	1,144,900
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	498,497
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$210,000	212,642
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		830,000	838,300
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		357,000	347,518
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		225,000	217,672
Masco Corp., 4.45%, 4/01/2025		170,000	177,548
Masco Corp., 4.375%, 4/01/2026		791,000	822,640
Mohawk Industries, Inc., 3.85%, 2/01/2023		653,000	669,073
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		1,045,000	1,135,131
Owens Corning, 4.4%, 1/30/2048		365,000	360,458
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		815,000	862,881
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		844,000	837,670
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,050,000	1,086,750
Standard Industries, Inc., 6%, 10/15/2025 (n)		735,000	780,938
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		995,000	1,027,338
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		270,000	280,125

			$15,473,001
Business Services - 2.6%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,015,000	$1,042,913
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		140,000	141,540
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		670,000	693,450
CDK Global, Inc., 4.875%, 6/01/2027 (n)		1,490,000	1,493,144
Cisco Systems, Inc., 2.2%, 2/28/2021		530,000	523,916
Equinix, Inc., 5.375%, 1/01/2022		290,000	300,513
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,094,288
Equinix, Inc., 5.75%, 1/01/2025		537,000	566,535
Equinix, Inc., 5.875%, 1/15/2026		530,000	563,125
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		180,000	185,295

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 5%, 10/15/2025		$58,000	$62,917
Fidelity National Information Services, Inc., 3%, 8/15/2026		504,000	478,816
First Data Corp., 5%, 1/15/2024 (n)		1,760,000	1,806,200
MSCI, Inc., 4.75%, 8/01/2026 (n)		800,000	816,000
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		664,000	664,559
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		734,000	745,803
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		625,000	620,313

			$11,799,327
Cable TV - 5.4%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$1,325,000	$1,342,093
Altice Financing S.A., 7.5%, 5/15/2026 (n)		200,000	207,750
Altice Finco S.A., 8.125%, 1/15/2024 (n)		719,000	740,570
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		665,000	679,963
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022		500,000	511,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		1,075,000	1,095,828
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,395,000	1,436,850
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		305,000	309,575
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		705,000	729,675
Charter Communications Operating LLC, 6.384%, 10/23/2035		555,000	644,690
Comcast Corp., 2.75%, 3/01/2023		1,365,000	1,353,202
Cox Communications, Inc., 4.6%, 8/15/2047 (n)		614,000	614,410
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,270,000	1,285,875
DISH DBS Corp., 5%, 3/15/2023		1,010,000	947,229
DISH DBS Corp., 5.875%, 11/15/2024		755,000	715,834
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		530,000	416,050
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		270,000	283,500
Lynx II Corp., 6.375%, 4/15/2023 (n)		675,000	695,250
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	357,196
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$540,000	546,750
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,215,000	1,272,713
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	669,500
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	397,215
Sky PLC, 2.5%, 9/15/2026	EUR	600,000	810,873
Telenet Finance Lux S.A., 5.5%, 3/01/2028 (n)		$800,000	796,000
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	193,320
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,230,000	1,294,206
Videotron Ltd., 5.375%, 6/15/2024 (n)		215,000	228,438
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,615,000	1,675,563
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		710,000	722,425
VTR Finance B.V., 6.875%, 1/15/2024 (n)		207,000	217,868
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,105,000	1,096,370

			$24,288,656
Chemicals - 1.0%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$493,000	$471,632
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		925,000	955,063
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		655,000	692,663
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		1,215,000	1,339,538
SPCM S.A., 4.875%, 9/15/2025 (n)		1,100,000	1,102,750

			$4,561,646
Computer Software - 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$600,000	$656,160
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		840,000	871,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Computer Software - continued
Microsoft Corp., 4.1%, 2/06/2037		$922,000	$1,002,045
Nuance Communications Co., 5.625%, 12/15/2026		740,000	764,716
Oracle Corp., 3.4%, 7/08/2024		483,000	490,906
VeriSign, Inc., 4.625%, 5/01/2023		1,005,000	1,030,125
VeriSign, Inc., 5.25%, 4/01/2025		130,000	137,800
VeriSign, Inc., 4.75%, 7/15/2027		302,000	304,265

			$5,257,517
Computer Software - Systems - 1.5%
Apple, Inc., 3.05%, 7/31/2029	GBP	450,000	$693,981
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	1,232,792
Apple, Inc., 4.25%, 2/09/2047		135,000	145,094
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		425,000	458,734
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		270,000	274,388
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		1,005,000	1,056,506
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,145,000	1,162,519
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023		775,000	812,781
Western Digital Corp., 10.5%, 4/01/2024		995,000	1,163,155

			$6,999,950
Conglomerates - 2.4%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,510,000	$1,540,200
Colfax Corp., 3.25%, 5/15/2025	EUR	400,000	512,000
EnerSys, 5%, 4/30/2023 (n)		$1,540,000	1,603,525
Enpro Industries, Inc., 5.875%, 9/15/2022		1,415,000	1,471,600
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,075,000	1,079,031
Gates Global LLC, 6%, 7/15/2022 (n)		960,000	980,400
Parker-Hannifin Corp., 4.1%, 3/01/2047		283,000	299,509
Smiths Group PLC, 2%, 2/23/2027	EUR	400,000	514,010
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		$985,000	1,021,938
Thyssenkrupp AG, 1.375%, 3/03/2022	EUR	650,000	821,456
TriMas Corp., 4.875%, 10/15/2025 (n)		$1,180,000	1,185,900

			$11,029,569
Construction - 0.4%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$89,012
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	151,953
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		870,000	916,763
Toll Bros Finance Corp., 4.35%, 2/15/2028		670,000	663,300

			$1,821,028
Consumer Products - 1.0%
Essity AB, 1.125%, 3/27/2024	EUR	500,000	$626,667
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		$845,000	855,563
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)		560,000	576,800
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	507,285
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		596,000	566,460
Spectrum Brands, Inc., 6.125%, 12/15/2024		165,000	174,900
Spectrum Brands, Inc., 5.75%, 7/15/2025		995,000	1,047,238

			$4,354,913
Consumer Services - 1.8%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	650,000	$823,863
IHS Markit Ltd., 4%, 3/01/2026 (n)		$165,000	160,256
Interval Acquisition Corp., 5.625%, 4/15/2023		1,635,000	1,688,138
Matthews International Corp., 5.25%, 12/01/2025 (n)		845,000	857,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Services - continued
Priceline Group, Inc., 3.55%, 3/15/2028		$238,000	$232,961
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	170,000	225,607
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	650,000	822,202
Service Corp. International, 4.625%, 12/15/2027		$485,000	480,756
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		690,000	691,725
Visa, Inc., 2.8%, 12/14/2022		542,000	540,170
Visa, Inc., 4.15%, 12/14/2035		465,000	503,412
Visa, Inc., 3.65%, 9/15/2047		273,000	271,733
West Corp., 8.5%, 10/15/2025 (n)		805,000	792,925

			$8,091,423
Containers - 2.8%
Ball Corp., 5.25%, 7/01/2025		$330,000	$349,800
Berry Global Group, Inc., 5.5%, 5/15/2022		1,155,000	1,192,641
Berry Global Group, Inc., 6%, 10/15/2022		680,000	708,900
Berry Global, Inc., 4.5%, 2/15/2026 (n)		365,000	363,978
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,172,808
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)		320,000	321,600
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		590,000	573,775
DS Smith PLC, 1.375%, 7/26/2024	EUR	500,000	621,170
Multi-Color Corp., 6.125%, 12/01/2022 (n)		$1,426,000	1,483,040
Multi-Color Corp., 4.875%, 11/01/2025 (n)		100,000	100,375
Reynolds Group, 5.75%, 10/15/2020		581,465	591,640
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	744,503
Reynolds Group, 7%, 7/15/2024 (n)		625,000	664,844
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,159,950
Sealed Air Corp., 5.125%, 12/01/2024 (n)		370,000	391,275
Sealed Air Corp., 5.5%, 9/15/2025 (n)		195,000	210,113
Signode Industrial Group, 6.375%, 5/01/2022 (n)		1,190,000	1,237,600
Silgan Holdings, Inc., 5.5%, 2/01/2022		90,000	91,800
Silgan Holdings, Inc., 4.75%, 3/15/2025		890,000	910,025

			$12,889,837
Electrical Equipment - 0.3%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)		$240,000	$248,700
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,205,000	1,200,481

			$1,449,181
Electronics - 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$767,000	$746,421
Intel Corp., 3.15%, 5/11/2027		1,019,000	1,010,020
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		645,000	702,244
Sensata Technologies B.V., 5%, 10/01/2025 (n)		890,000	923,375
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	550,000	694,229

			$4,076,289
Emerging Market Quasi-Sovereign - 5.0%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$201,000	$223,613
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	1,002,793
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)		1,242,000	1,295,748
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		391,000	389,637
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)		915,000	957,319
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		268,000	284,777
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		296,000	309,179
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		423,000	420,885
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		492,000	512,910

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
KazTransGas JSC, 4.375%, 9/26/2027		$913,000	$915,465
Majapahit Holding B.V., 8%, 8/07/2019 (n)		1,197,000	1,287,733
Majapahit Holding B.V., 7.75%, 1/20/2020 (n)		1,045,000	1,136,542
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)		371,000	373,842
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		373,000	436,485
Pertamina PT, 5.25%, 5/23/2021 (n)		511,000	543,786
Pertamina PT, 4.875%, 5/03/2022 (n)		540,000	570,276
Pertamina PT, 4.3%, 5/20/2023 (n)		323,000	334,677
Pertamina PT, 6%, 5/03/2042		680,000	766,795
Petrobras Global Finance B.V., 6.125%, 1/17/2022		53,000	56,498
Petrobras Global Finance B.V., 6.25%, 3/17/2024		1,043,000	1,114,811
Petrobras Global Finance B.V., 7.375%, 1/17/2027		44,000	48,803
Petrobras International Finance Co., 6.75%, 1/27/2041		1,159,000	1,176,385
Petroleos Mexicanos, 5.5%, 1/21/2021		1,199,000	1,271,300
Petroleos Mexicanos, 4.625%, 9/21/2023		221,000	227,190
Petroleos Mexicanos, 6.75%, 9/21/2047		161,000	168,245
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)		438,000	469,303
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		666,000	653,767
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		548,000	555,195
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		544,000	556,545
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,367,000	1,563,233
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,263,000	2,341,436
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		776,000	759,976

			$22,725,149
Emerging Market Sovereign - 6.1%
Dominican Republic, 7.5%, 5/06/2021 (n)		$879,000	$954,155
Dominican Republic, 6.6%, 1/28/2024 (n)		188,000	208,680
Dominican Republic, 5.875%, 4/18/2024 (n)		206,000	220,420
Dominican Republic, 5.5%, 1/27/2025 (n)		211,000	220,495
Oriental Republic of Uruguay, 4.375%, 10/27/2027		377,731	400,773
Republic of Argentina, 6.875%, 4/22/2021		1,489,000	1,588,019
Republic of Colombia, 8.125%, 5/21/2024		679,000	855,540
Republic of Colombia, 6.125%, 1/18/2041		435,000	523,088
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,362,000	1,483,948
Republic of Hungary, 7.625%, 3/29/2041		488,000	743,170
Republic of Indonesia, 11.625%, 3/04/2019		733,000	803,816
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	375,000	503,759
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$517,000	518,185
Republic of Indonesia, 5.875%, 1/15/2024 (n)		225,000	253,852
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	324,000	424,958
Republic of Indonesia, 4.125%, 1/15/2025 (n)		$339,000	349,577
Republic of Indonesia, 4.125%, 1/15/2025		1,422,000	1,466,366
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		427,000	443,013
Republic of Kazakhstan, 4.875%, 10/14/2044 (n)		207,000	219,862
Republic of Panama, 8.875%, 9/30/2027		1,273,000	1,826,755
Republic of Panama, 9.375%, 4/01/2029		423,000	636,192
Republic of Paraguay, 4.625%, 1/25/2023 (n)		212,000	220,745
Republic of Peru, 8.75%, 11/21/2033		629,000	990,046
Republic of Peru, 5.625%, 11/18/2050		217,000	273,095
Republic of Poland, 5%, 3/23/2022		609,000	657,570
Republic of Romania, 6.75%, 2/07/2022 (n)		1,074,000	1,217,916
Republic of Sri Lanka, 6.125%, 6/03/2025		1,336,000	1,405,631
Republic of Turkey, 6.25%, 9/26/2022		646,000	697,969
Republic of Turkey, 4.875%, 10/09/2026		1,229,000	1,197,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Russian Federation, 4.875%, 9/16/2023 (n)		$800,000	$854,368
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,062,750
Russian Federation, 5.625%, 4/04/2042 (n)		600,000	672,000
United Mexican States, 3.625%, 3/15/2022		856,000	879,112
United Mexican States, 3.75%, 1/11/2028		1,450,000	1,422,450
United Mexican States, 8.5%, 5/31/2029	MXN	29,290,000	1,673,779

			$27,869,837
Energy - Independent - 4.1%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$326,905	$817
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		213,708	534
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		1,265,000	1,391,500
Continental Resources, Inc., 4.5%, 4/15/2023		1,625,000	1,645,313
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		1,055,000	1,065,550
Diamondback Energy, Inc., 5.375%, 5/31/2025		1,145,000	1,189,369
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		490,000	508,988
Gulfport Energy Corp., 6%, 10/15/2024		720,000	725,400
Gulfport Energy Corp., 6.375%, 5/15/2025		415,000	423,300
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		1,250,000	1,284,375
PDC Energy, Inc., 6.125%, 9/15/2024		1,325,000	1,378,000
QEP Resources, Inc., 5.25%, 5/01/2023		1,230,000	1,254,600
QEP Resources, Inc., 5.625%, 3/01/2026		480,000	489,600
Seven Generations Energy, 6.75%, 5/01/2023 (n)		890,000	942,288
Seven Generations Energy, 5.375%, 9/30/2025 (n)		640,000	646,400
SM Energy Co., 6.75%, 9/15/2026		1,315,000	1,370,888
SRC Energy, Inc., 6.25%, 12/01/2025 (n)		680,000	700,400
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	420,288
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,020,841
Whiting Petroleum Corp., 6.25%, 4/01/2023		1,175,000	1,210,250
WPX Energy, Inc., 6%, 1/15/2022		880,000	926,200

			$18,594,901
Entertainment - 1.3%
Carnival Corp., 1.875%, 11/07/2022	EUR	550,000	$724,162
Cedar Fair LP, 5.375%, 6/01/2024		$415,000	431,600
Cedar Fair LP, 5.375%, 4/15/2027 (n)		555,000	578,588
Cinemark USA, Inc., 5.125%, 12/15/2022		1,045,000	1,071,125
Cinemark USA, Inc., 4.875%, 6/01/2023		1,130,000	1,144,125
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,970,000	1,997,088

			$5,946,688
Financial Institutions - 1.8%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$156,495
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		650,000	626,340
Aircastle Ltd., 5.125%, 3/15/2021		250,000	262,265
Aircastle Ltd., 5.5%, 2/15/2022		755,000	801,553
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		337,000	346,230
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		785,000	785,981
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		1,410,000	1,445,250
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		345,000	349,021
Navient Corp., 7.25%, 1/25/2022		1,010,000	1,093,628
Navient Corp., 7.25%, 9/25/2023		375,000	404,063
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,910,000	1,890,900

			$8,161,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - 3.0%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$394,755
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$221,000	227,957
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,729,000	1,742,604
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		334,000	368,612
Aramark Services, Inc., 4.75%, 6/01/2026		955,000	960,969
Aramark Services, Inc., 5%, 2/01/2028 (n)		655,000	668,100
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	325,000	413,090
Constellation Brands, Inc., 4.25%, 5/01/2023		$894,000	933,636
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	337,202
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		1,135,000	1,156,281
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	214,625
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		201,000	206,528
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,185,000	1,187,963
Kraft Heinz Foods Co., 5.2%, 7/15/2045		60,000	64,859
Kraft Heinz Foods Co., 4.375%, 6/01/2046		256,000	250,275
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		750,000	761,250
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		445,000	453,900
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)		835,000	837,088
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		1,085,000	1,148,809
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		995,000	1,037,288
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		239,000	240,449
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		124,000	126,583

			$13,732,823
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)		$340,000	$17,000

Gaming & Lodging - 1.5%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$860,000	$881,500
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		895,000	962,125
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		160,000	171,200
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,160,000	1,167,981
MGM Resorts International, 6.625%, 12/15/2021		1,105,000	1,205,831
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,040,300
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		450,000	461,250
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		485,000	480,150
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		475,000	473,813

			$6,844,150
Industrial - 0.5%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)		$830,000	$871,500
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		1,250,000	1,265,625

			$2,137,125
Insurance - 0.5%
American International Group, Inc., 1.875%, 6/21/2027	EUR	180,000	$225,107
AssuredPartners, Inc., 7%, 8/15/2025 (n)		$810,000	830,250
Old Mutual PLC, 7.875%, 11/03/2025	GBP	450,000	796,216
Unum Group, 4%, 3/15/2024		$259,000	265,308

			$2,116,881
Insurance - Health - 0.6%
Aetna, Inc., 2.8%, 6/15/2023		$460,000	$448,473
Centene Corp., 5.625%, 2/15/2021		460,000	472,940
Centene Corp., 6.125%, 2/15/2024		765,000	812,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Health - continued
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,009,000	$1,145,013

			$2,879,239
Insurance - Property & Casualty - 1.0%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$359,000	$357,048
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		144,000	142,922
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	335,837
CNA Financial Corp., 5.875%, 8/15/2020		700,000	749,921
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		567,000	588,650
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	120,000	161,580
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	200,000	269,299
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$330,000	330,800
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	319,565
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		197,000	213,450
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	300,000	482,867
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	500,000	622,997

			$4,574,936
International Market Quasi-Sovereign - 0.2%
Bank of Iceland, 1.75%, 9/07/2020	EUR	600,000	$771,472

International Market Sovereign - 0.0%
Government of Japan, 2.4%, 3/20/2037	JPY	12,200,000	$148,893

Internet - 0.3%
Baidu, Inc., 4.125%, 6/30/2025		$240,000	$245,123
Baidu, Inc., 3.25%, 8/06/2018		1,316,000	1,319,793

			$1,564,916
Local Authorities - 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$407,587
Province of British Columbia, 2.3%, 6/18/2026	CAD	595,000	467,002

			$874,589
Machinery & Tools - 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,125,000	$1,189,350

Major Banks - 5.4%
Allied Irish Banks PLC, 4.125% to 11/26/2020, FLR to 11/26/2025	EUR	600,000	$811,042
Bank of America Corp., 2.625%, 4/19/2021		$1,661,000	1,652,092
Bank of America Corp., 3.248%, 10/21/2027		1,532,000	1,496,617
Bank of New York Mellon Corp., 2.95%, 1/29/2023		661,000	658,720
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028		647,000	648,535
Barclays Bank PLC, 6%, 1/14/2021	EUR	500,000	716,871
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	362,457
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR to 7/17/2025	EUR	500,000	619,859
Goldman Sachs Group, Inc., 7.5%, 2/15/2019		$1,200,000	1,262,417
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		1,275,000	1,263,369
Goldman Sachs Group, Inc., 3%, 4/26/2022		1,250,000	1,241,371
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	410,888
JPMorgan Chase & Co., 3.25%, 9/23/2022		1,918,000	1,936,629
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,091,971
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		600,000	633,860
Morgan Stanley, 6.625%, 4/01/2018		1,000,000	1,007,720
Morgan Stanley, 2.5%, 4/21/2021		1,250,000	1,234,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 3.125%, 7/27/2026		$572,000	$552,861
Morgan Stanley, 2.625%, 3/09/2027	GBP	250,000	357,547
Morgan Stanley, 3.95%, 4/23/2027		$988,000	994,794
Nationwide Building Society, 1.25%, 3/03/2025	EUR	380,000	480,020
PNC Bank N.A., 2.6%, 7/21/2020		$1,067,000	1,066,595
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,027,000	1,012,972
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049		990,000	1,101,658
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	639,835
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,250,000	1,222,951

			$24,477,976
Medical & Health Technology & Services - 4.4%
AmSurg Corp., 5.625%, 7/15/2022		$765,000	$778,388
Baxter International, Inc., 1.3%, 5/30/2025	EUR	450,000	561,270
Becton, Dickinson and Co., 3.734%, 12/15/2024		$66,000	66,155
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	286,541
Community Health Systems, Inc., 6.875%, 2/01/2022		730,000	519,213
DaVita, Inc., 5.125%, 7/15/2024		525,000	528,953
DaVita, Inc., 5%, 5/01/2025		655,000	652,544
HCA, Inc., 7.5%, 2/15/2022		835,000	937,288
HCA, Inc., 5.875%, 3/15/2022		690,000	740,456
HCA, Inc., 5%, 3/15/2024		1,705,000	1,775,331
HCA, Inc., 5.375%, 2/01/2025		1,820,000	1,858,675
HCA, Inc., 5.25%, 6/15/2026		471,000	492,784
HealthSouth Corp., 5.125%, 3/15/2023		1,120,000	1,151,976
HealthSouth Corp., 5.75%, 11/01/2024		25,000	25,500
IQVIA Holdings, Inc., 2.875%, 9/15/2025 (z)	EUR	550,000	683,399
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		$1,025,000	1,044,219
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	383,398
Life Technologies Corp., 6%, 3/01/2020		363,000	386,695
Northwell Healthcare, Inc., 3.979%, 11/01/2046		81,000	77,867
Northwell Healthcare, Inc., 4.26%, 11/01/2047		532,000	532,661
Polaris, 8.5%, 12/01/2022 (n)		725,000	754,906
Quorum Health Corp., 11.625%, 4/15/2023		590,000	607,700
Tenet Healthcare Corp., 8.125%, 4/01/2022		850,000	877,098
Tenet Healthcare Corp., 6.75%, 6/15/2023		300,000	295,530
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)		865,000	853,106
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	365,279
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	233,774
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		938,000	913,837
Universal Health Services, Inc., 7.625%, 8/15/2020		1,010,000	1,015,050
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		705,000	712,050

			$20,111,643
Medical Equipment - 0.7%
Hologic, Inc., 5.25%, 7/15/2022 (n)		$1,000,000	$1,038,000
Teleflex, Inc., 5.25%, 6/15/2024		1,005,000	1,040,175
Teleflex, Inc., 4.875%, 6/01/2026		445,000	453,344
Teleflex, Inc., 4.625%, 11/15/2027		695,000	692,394

			$3,223,913
Metals & Mining - 3.9%
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	$354,401
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		$675,000	698,625
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		870,000	921,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - continued
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		$1,707,000	$1,873,433
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		435,000	432,281
Freeport-McMoRan, Inc., 5.4%, 11/14/2034		405,000	422,415
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	400,000	508,095
Glencore Funding LLC, 3%, 10/27/2022 (n)		$885,000	869,913
GrafTech International Co., 6.375%, 11/15/2020		945,000	960,120
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,155,000	1,232,963
Kinross Gold Corp., 4.5%, 7/15/2027 (n)		805,000	813,050
Kinross Gold Corp., 5.125%, 9/01/2021		285,000	299,250
Kinross Gold Corp., 5.95%, 3/15/2024		1,112,000	1,221,955
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		445,000	473,925
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		1,095,000	1,127,850
Novelis Corp., 5.875%, 9/30/2026 (n)		1,320,000	1,360,379
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		575,000	585,063
Southern Copper Corp., 5.875%, 4/23/2045		753,000	923,390
Steel Dynamics, Inc., 5.125%, 10/01/2021		435,000	445,875
Steel Dynamics, Inc., 5.25%, 4/15/2023		195,000	200,119
Steel Dynamics, Inc., 5.5%, 10/01/2024		735,000	764,400
Steel Dynamics, Inc., 4.125%, 9/15/2025		112,000	110,846
TMS International Corp., 7.25%, 8/15/2025 (n)		875,000	918,750

			$17,518,211
Midstream - 2.4%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$578,716
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,520,000	1,577,000
DCP Midstream LP, 4.95%, 4/01/2022		410,000	427,425
DCP Midstream LP, 5.6%, 4/01/2044		440,000	457,050
DCP Midstream LP, 3.875%, 3/15/2023		675,000	673,313
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	415,316
ONEOK, Inc., 4.95%, 7/13/2047		928,000	987,979
Plains All American Pipeline LP, 6.125% to 11/15/2022, FLR to 12/31/2059		206,000	207,288
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		500,000	530,918
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		400,000	402,355
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)		1,840,000	1,835,400
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		665,000	679,131
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (z)		625,000	629,688
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		1,530,000	1,556,775

			$10,958,354
Mortgage-Backed - 5.5%
Fannie Mae, 5.5%, 1/01/2037 - 8/01/2037		$1,145,138	$1,260,288
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		2,273,960	2,359,576
Fannie Mae, 3.5%, 3/01/2045 - 1/01/2047		5,739,266	5,804,915
Fannie Mae, FLR, 1.745% (LIBOR-1mo. + 0.25%), 5/25/2018		412,388	411,958
Freddie Mac, 3.527%, 10/25/2023		1,400,000	1,450,848
Freddie Mac, 3.062%, 11/25/2023		600,000	607,223
Freddie Mac, 3.002%, 1/25/2024		1,500,000	1,512,517
Freddie Mac, 3.329%, 5/25/2025		5,000,000	5,121,628
Freddie Mac, 2.673%, 3/25/2026		1,099,000	1,071,847
Freddie Mac, 3.194%, 7/25/2027		850,000	856,370
Freddie Mac, 3.244%, 8/25/2027		138,000	139,361
Freddie Mac, 4%, 4/01/2044		162,577	168,114
Freddie Mac, 3.5%, 9/01/2045		4,085,715	4,132,177

			$24,896,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Municipals - 0.0%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$50,000	$50,117

Natural Gas - Distribution - 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$420,000	$409,918
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		377,000	393,965

			$803,883
Network & Telecom - 1.5%
AT&T, Inc., 1.8%, 9/04/2026	EUR	200,000	$251,416
AT&T, Inc., 4.9%, 8/14/2037		$833,000	844,267
AT&T, Inc., 4.25%, 6/01/2043	GBP	230,000	352,978
AT&T, Inc., 4.75%, 5/15/2046		$666,000	645,132
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	350,000	501,724
CenturyLink, Inc., 7.65%, 3/15/2042		$615,000	538,433
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	400,000	498,686
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$780,000	823,875
Verizon Communications, Inc., 1.75%, 8/15/2021		281,000	270,805
Verizon Communications, Inc., 4.812%, 3/15/2039		539,000	563,369
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		630,000	660,713
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,035,000	1,051,871

			$7,003,269
Oil Services - 1.0%
Bristow Group, Inc., 6.25%, 10/15/2022		$1,055,000	$891,475
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025		440,000	466,400
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		965,000	832,313
Ensco PLC, 7.75%, 2/01/2026		560,000	556,850
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		720,000	709,906
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		1,055,000	1,033,900

			$4,490,844
Oils - 0.2%
Phillips 66, 4.875%, 11/15/2044		$606,000	$683,778

Other Banks & Diversified Financials - 1.0%
Bancolombia S.A., 5.95%, 6/03/2021		$547,000	$592,346
BBVA Banco Continental S.A., 5.25% to 9/22/2024, FLR to 9/22/2029 (n)		104,000	111,800
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		424,000	471,806
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	400,000	546,832
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	689,908
BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	310,986
Citizens Bank N.A., 2.55%, 5/13/2021		256,000	253,375
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	400,000	572,212
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)		$220,000	222,200
ING Groep N.V., 3.95%, 3/29/2027		418,000	427,626
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	400,413

			$4,599,504
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$240,000	$235,024

Pharmaceuticals - 0.9%
Celgene Corp., 2.875%, 8/15/2020		$600,000	$602,490
Celgene Corp., 2.75%, 2/15/2023		711,000	694,108
Gilead Sciences, Inc., 2.35%, 2/01/2020		667,000	666,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - continued
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		$575,000	$527,563
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)		300,000	256,500
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		500,000	447,345
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		1,050,000	939,960

			$4,134,469
Printing & Publishing - 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,051,000	$1,068,079

Real Estate - Apartment - 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR to 12/31/2049	EUR	600,000	$801,396

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,090,000	$1,122,700
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		1,135,000	1,123,877

			$2,246,577
Real Estate - Office - 0.3%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	550,000	$719,461
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	350,000	435,942

			$1,155,403
Real Estate - Other - 1.0%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$1,245,000	$1,269,900
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		685,000	712,400
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,130,000	1,158,250
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021		885,000	922,055
Starwood Property Trust, Inc., REIT, 4.75%, 3/15/2025 (n)		550,000	543,125

			$4,605,730
Restaurants - 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$875,000	$904,531
IRB Holding Corp., 6.75%, 2/15/2026 (n)		585,000	592,313
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,105,000	1,127,100

			$2,623,944
Retailers - 1.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,329,000	$1,424,532
Dollar Tree, Inc., 5.75%, 3/01/2023		1,350,000	1,410,750
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024 (z)	EUR	200,000	268,187
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)		$300,000	303,750
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		990,000	999,900
Home Depot, Inc., 2.625%, 6/01/2022		585,000	582,322
Home Depot, Inc., 3%, 4/01/2026		475,000	466,446
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		905,000	900,475
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)		156,000	156,002

			$6,512,364
Specialty Chemicals - 1.1%
A Schulman, Inc., 6.875%, 6/01/2023		$1,315,000	$1,387,325
Koppers, Inc., 6%, 2/15/2025 (n)		990,000	1,044,450
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)		540,000	553,500
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,760,000	1,839,200

			$4,824,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Specialty Stores - 0.4%
Group 1 Automotive, Inc., 5%, 6/01/2022		$1,150,000	$1,182,545
PetSmart, Inc., 7.125%, 3/15/2023 (n)		685,000	430,694
Rallye S.A., 4.25%, 3/11/2019	EUR	300,000	382,708

			$1,995,947
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024		$1,085,000	$1,030,750
Esselunga S.p.A., 1.875%, 10/25/2027	EUR	350,000	436,949
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	371,815
Tesco PLC, 6.15%, 11/15/2037 (n)		$483,000	523,708

			$2,363,222
Supranational - 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$219,791
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	351,271
International Finance Corp., 3.25%, 7/22/2019	AUD	585,000	479,535

			$1,050,597
Telecommunications - Wireless - 3.5%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$985,000	$945,600
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		1,095,000	1,004,663
American Tower Corp., REIT, 3.5%, 1/31/2023		743,000	748,274
American Tower Corp., REIT, 4%, 6/01/2025		514,000	521,112
Crown Castle International Corp., 3.7%, 6/15/2026		232,000	226,737
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		324,000	321,165
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,279,000	1,266,210
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		756,000	712,530
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,338,000	1,331,310
Digicel Group Ltd., 6.75%, 3/01/2023		253,000	251,735
SBA Communications Corp., 4%, 10/01/2022 (n)		1,180,000	1,162,300
SBA Communications Corp., 4.875%, 9/01/2024		300,000	298,500
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	440,110
Sprint Corp., 7.875%, 9/15/2023		1,470,000	1,556,980
Sprint Corp., 7.125%, 6/15/2024		1,230,000	1,247,429
Sprint Nextel Corp., 6%, 11/15/2022		1,340,000	1,334,975
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	430,333
T-Mobile USA, Inc., 5.125%, 4/15/2025		730,000	753,725
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	867,000
T-Mobile USA, Inc., 5.375%, 4/15/2027		620,000	651,000

			$16,071,688
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$388,050
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,165,320
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	367,051

			$1,920,421
Tobacco - 0.5%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)		$550,000	$537,647
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	300,000	371,645
Reynolds American, Inc., 8.125%, 6/23/2019		$257,000	276,012
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	69,783
Reynolds American, Inc., 4.45%, 6/12/2025		788,000	825,387
Reynolds American, Inc., 5.7%, 8/15/2035		202,000	237,623

			$2,318,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - 0.8%
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	350,000	$435,950
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	500,000	585,044
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	300,000	377,299
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	364,530
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$560,000	460,600
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		180,000	175,050
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		585,000	473,850
Transurban Finance Co., 1.75%, 3/29/2028	EUR	500,000	627,814

			$3,500,137
U.S. Treasury Obligations - 16.9%
U.S. Treasury Bonds, 3.125%, 11/15/2041 (f)		$12,069,000	$12,531,016
U.S. Treasury Notes, 0.75%, 10/31/2018		18,000,000	17,858,672
U.S. Treasury Notes, 0.875%, 5/15/2019		11,000,000	10,840,156
U.S. Treasury Notes, 2.75%, 2/15/2024 (f)		24,000,000	24,177,187
U.S. Treasury Notes, 2.25%, 11/15/2025		11,514,000	11,152,388

			$76,559,419
Utilities - Electric Power - 3.2%
Calpine Corp., 5.5%, 2/01/2024		$920,000	$874,000
Calpine Corp., 5.75%, 1/15/2025		855,000	810,113
Calpine Corp., 5.25%, 6/01/2026 (n)		580,000	569,125
CMS Energy Corp., 5.05%, 3/15/2022		500,000	536,221
Covanta Holding Corp., 6.375%, 10/01/2022		320,000	327,600
Covanta Holding Corp., 5.875%, 3/01/2024		595,000	603,925
Covanta Holding Corp., 5.875%, 7/01/2025		555,000	564,713
Duke Energy Florida LLC, 3.2%, 1/15/2027		589,000	582,595
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	212,698
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	140,481
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	158,303
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		709,000	754,819
Enel S.p.A., 8.75% to 9/24/2023, FLR to 9/24/2073 (n)		500,000	618,750
Enel S.p.A., 6.625% to 9/15/2021, FLR to 9/15/2076	GBP	230,000	376,367
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$609,000	634,896
Exelon Corp., 3.497%, 6/01/2022		259,000	260,762
FirstEnergy Corp., 3.9%, 7/15/2027		115,000	116,181
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	400,000	691,735
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$628,000	626,925
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,115,000	1,120,575
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		355,000	350,119
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)		1,135,000	1,194,588
PPL Capital Funding, Inc., 3.1%, 5/15/2026		561,000	539,181
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	308,506
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		183,000	194,146
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	551,937
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	845,289

			$14,564,550
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		$387,000	$396,147
Total Bonds			$539,241,777

Floating Rate Loans (g)(r) - 0.9%
Building - 0.2%
ABC Supply Co., Inc., Term Loan B, 3.881%, 10/31/2023		$953,811	$960,369

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Computer Software - Systems - 0.1%
CDW LLC, Term Loan B, 3.487%, 8/17/2023	$378,634	$381,000
Sabre GLBL, Inc., Term Loan B, 3.712%, 2/22/2024	290,968	292,878

		$673,878
Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.838%, 4/30/2021	$284,534	$285,601

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.436%, 6/23/2022	$274,530	$275,560

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.972%, 4/13/2024	$351,587	$353,784
Six Flags Theme Parks, Inc., Term Loan B, 3.658%, 6/30/2022	293,900	296,013

		$649,797
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.613%, 10/25/2023	$515,372	$519,108

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 4.436%, 6/24/2021	$688,586	$696,676
Total Floating Rate Loans		$4,060,989

Common Stocks - 0.2%
Energy - Independent - 0.1%
Frontera Energy Corp. (a)	10,145	$360,858

Oil Services - 0.1%
LTRI Holdings LP (a)(u)	520	$462,498
Total Common Stocks		$823,356

Investment Companies (h) - 0.7%
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 1.44% (v)	3,029,627	$3,029,324

Other Assets, Less Liabilities - (20.6)%		(93,322,460)
Net Assets - 100.0%		$453,832,986

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,029,324 and $544,126,122, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $183,117,433, representing 40.3% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	1/27/11	$315,788	$817
Afren PLC, 10.25%, 4/08/2019	3/01/12	209,874	534
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.166% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	1,534,307	1,364,447
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024	5/19/16	223,940	268,187
IQVIA Holdings, Inc., 2.875%, 9/15/2025	10/18/17	658,888	683,399
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	134,622	161,580
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	7,491	7,286
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	510,121	503,759
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	370,782	424,958
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025	1/23/18	635,912	629,688
Total Restricted Securities			$4,044,655
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Insurers
NATL	National Public Finance Guarantee Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
DKK	11,054	USD	1,787	Citibank N.A.	3/28/2018	$64
EUR	1,470,519	USD	1,829,366	Deutsche Bank AG	3/28/2018	2,945
GBP	229,000	USD	316,486	BNP Paribas S.A.	3/28/2018	9,351
GBP	691,917	USD	961,921	Deutsche Bank AG	3/28/2018	22,587
KRW	42,694,000	USD	39,914	JPMorgan Chase Bank N.A.	3/22/2018	99
NZD	119,000	USD	85,335	Deutsche Bank AG	3/28/2018	2,312
SEK	24,272	USD	2,973	Deutsche Bank AG	3/28/2018	119
SGD	54,000	USD	40,587	JPMorgan Chase Bank N.A.	3/28/2018	625
ZAR	823,000	USD	65,887	JPMorgan Chase Bank N.A.	3/28/2018	3,028

						$41,130

Liability Derivatives
HKD	19,818,000	USD	2,538,284	JPMorgan Chase Bank N.A.	3/28/2018	$(1,623)
USD	466,129	EUR	374,782	Brown Brothers Harriman	3/26/2018	(794)
USD	2,071,125	CAD	2,578,261	Deutsche Bank AG	3/28/2018	(26,366)
USD	8,663,573	GBP	6,362,732	Deutsche Bank AG	3/28/2018	(389,761)
USD	1,041,631	AUD	1,329,795	Goldman Sachs International	3/28/2018	(29,730)
USD	130,234	JPY	14,596,752	Goldman Sachs International	3/28/2018	(3,893)
USD	1,688,060	MXN	32,899,000	Goldman Sachs International	3/28/2018	(63,920)
USD	6,872	NOK	55,710	Goldman Sachs International	3/28/2018	(367)
USD	200,752	CHF	194,919	JPMorgan Chase Bank N.A.	3/28/2018	(9,566)
USD	19,221,805	EUR	15,975,137	JPMorgan Chase Bank N.A.	3/28/2018	(683,695)
USD	11,068,932	EUR	9,002,755	Morgan Stanley Capital Services, Inc.	4/19/2018	(165,549)

						$(1,375,264)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro-Bund 10 yr	Short	EUR	2	$394,366	March - 2018	$4,365
U.S. Treasury Note 10 yr	Short	USD	458	55,682,781	March - 2018	1,560,032
Ultra U.S. Treasury Note 10 yr	Short	USD	10	1,302,031	March - 2018	41,117
U.S. Treasury Bond 30 yr	Short	USD	5	739,063	March - 2018	29,357

						$1,634,871

At January 31, 2018, the fund had cash collateral of $910,000 and other liquid securities with an aggregate value of $502,312 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equities Securities	$360,858	$—	$462,498	$823,356
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	76,559,419	—	76,559,419
Non-U.S. Sovereign Debt	—	52,565,941	—	52,565,941
Municipal Bonds	—	50,117	—	50,117
U.S. Corporate Bonds	—	280,567,321	—	280,567,321
Residential Mortgage-Backed Securities	—	24,896,821	—	24,896,821
Commercial Mortgage-Backed Securities	—	741,363	—	741,363
Asset-Backed Securities (including CDOs)	—	11,619,456	—	11,619,456
Foreign Bonds	—	92,241,339	—	92,241,339
Floating Rate Loans	—	4,060,989	—	4,060,989
Mutual Funds	3,029,324	—	—	3,029,324
Total	$3,390,182	$543,302,766	$462,498	$547,155,446

Other Financial Instruments
Futures Contracts – Assets	$1,634,871	$—	$—	$1,634,871
Forward Foreign Currency Exchange Contracts – Assets	—	41,130	—	41,130
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,375,264)	—	(1,375,264)

For further information regarding security characteristics, see the Portfolio of Investments. At January 31, 2018, the fund held one level 3 security valued at $462,498, which was also held and valued at $462,498 at October 31, 2017.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		9,285,804	34,967,486	(41,223,663)	3,029,627

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(189)	$(578)	$—	$23,668	$3,029,324

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.